First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 64.6%
$200,000,000	U.S. Treasury Bill	(a)	10/04/22	$199,987,750
250,000,000	U.S. Treasury Bill	(a)	10/06/22	249,951,302
250,000,000	U.S. Treasury Bill	(a)	10/11/22	249,863,750
300,000,000	U.S. Treasury Bill	(a)	10/13/22	299,786,805
240,000,000	U.S. Treasury Bill	(a)	10/18/22	239,754,816
250,000,000	U.S. Treasury Bill	(a)	10/20/22	249,705,155
270,000,000	U.S. Treasury Bill	(a)	10/25/22	269,582,755
200,000,000	U.S. Treasury Bill	(a)	10/27/22	199,658,000
180,000,000	U.S. Treasury Bill	(a)	11/01/22	179,605,963
170,000,000	U.S. Treasury Bill	(a)	11/03/22	169,611,582
175,000,000	U.S. Treasury Bill	(a)	11/08/22	174,530,125
100,000,000	U.S. Treasury Bill	(a)	11/10/22	99,713,997
	Total U.S. Treasury Bills			2,581,752,000
	(Cost $2,581,460,517)

Shares	Description	Value
MONEY MARKET FUNDS – 8.7%
346,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (b)	346,500,000
	(Cost $346,500,000)

Total Investments – 73.3%	2,928,252,000
(Cost $2,927,960,517)

Net Other Assets and Liabilities – 26.7%	1,067,822,299
Net Assets – 100.0%	$3,996,074,299
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	658	$56,022,120	Oct–22	$(8,418,716)
Brent Crude Oil Futures	1,061	88,614,720	Nov–22	(11,037,692)
Cattle Feeder Futures	195	16,982,063	Oct–22	(1,049,042)
Cocoa Futures	1,010	23,775,400	Dec–22	(765,439)
Coffee “C” Futures	1,403	116,562,993	Dec–22	2,500,457
Copper Futures	2,186	186,493,125	Dec–22	(14,506,273)
Corn Futures	8,818	298,709,750	Dec–22	16,779,241
Cotton No. 2 Futures	2,226	94,983,420	Dec–22	(33,982,652)
Gasoline RBOB Futures	898	85,950,992	Nov–22	(13,824,958)
Gasoline RBOB Futures	996	93,561,451	Dec–22	(2,880,277)
Gold 100 Oz. Futures	1,370	229,064,000	Dec–22	(10,192,256)
Kansas City Hard Red Winter Wheat Futures	751	37,230,825	Dec–22	5,200,059
Lean Hogs Futures	4,278	130,436,220	Dec–22	(16,589,514)
Live Cattle Futures	1,342	78,936,440	Dec–22	(1,335,461)
LME Aluminum Futures	3,367	181,902,175	Dec–22	(21,441,238)
LME Lead Futures	971	46,365,250	Dec–22	(6,296,009)
LME Nickel Futures	474	59,985,648	Dec–22	(2,592,681)
LME Zinc Futures	789	58,839,675	Dec–22	(10,355,635)
Low Sulphur Gasoil “G” Futures	1,605	144,811,125	Dec–22	(3,229,136)
Low Sulphur Gasoil “G” Futures	800	70,980,000	Jan–23	(3,742,499)
Natural Gas Futures	370	25,034,200	Oct–22	(4,721,226)
Natural Gas Futures	1,448	102,301,200	Nov–22	(14,390,717)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Natural Gas Futures	2,087	$151,244,890	Dec–22	$5,834,890
NY Harbor ULSD Futures	1,373	185,776,786	Oct–22	(7,500,505)
NY Harbor ULSD Futures	831	109,138,554	Nov–22	(5,519,546)
Platinum Futures	889	38,186,995	Jan–23	(1,292,571)
Silver Futures	920	87,579,400	Dec–22	(6,334,558)
Soybean Futures	3,207	218,837,662	Nov–22	(24,297,296)
Soybean Meal Futures	7,713	310,833,900	Dec–22	(768,945)
Soybean Oil Futures	6,083	224,681,688	Dec–22	(19,728,514)
Sugar #11 (World) Futures	8,459	167,501,734	Feb–23	(1,665,813)
Wheat Futures	735	33,865,125	Dec–22	4,515,710
WTI Crude Futures	446	35,109,120	Nov–22	(5,712,404)
WTI Crude Futures	439	34,132,250	Dec–22	(4,382,996)
	Total	$3,824,430,896		$(223,724,212)

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of September 30, 2022.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 2,581,752,000	$ —	$ 2,581,752,000	$ —
Money Market Funds	346,500,000	346,500,000	—	—
Total Investments	2,928,252,000	346,500,000	2,581,752,000	—
Futures Contracts	34,830,357	34,830,357	—	—
Total	$ 2,963,082,357	$ 381,330,357	$ 2,581,752,000	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (258,554,569)	$ (258,554,569)	$ —	$ —